Income Taxes (Details) - Schedule of income tax expenses - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of income tax expenses [Abstract]
Current income tax provision		$ 143,534
Deferred income tax provision	325,780	91,482
Total income tax expense	$ 325,780	$ 235,016